Restructuring and Other Charges - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges (credits)	$ 84	$ 21	$ 23
Layoff costs	$ 3	$ 10	3
Number of employees associated with layoff costs | employee	123	429
Accelerated depreciation	$ 1	$ 2
Gain (loss) on disposition of assets	(22)	(25)	(22)
Net reversals of previously recorded layoff reserves	3	3	1
Asset impairment charges	0	2	14
Other exit costs	$ 1	$ 0	$ 3
2024 Restructuring Programs
Restructuring Cost and Reserve [Line Items]
Number of employees separated | employee	114
Fastening Systems
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | employee	79	282
Engineered Structures
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | employee	44	110	63
Asset impairment charges			$ 12
Engineered Structures | U.K.
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation			2
Gain (loss) on disposition of assets	$ 3	$ 13
Gain related to post-closing adjustments	1
Engineered Structures | U.S.
Restructuring Cost and Reserve [Line Items]
Gain (loss) on disposition of assets			1
Forged Wheels
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | employee		37
Gain (loss) on disposition of assets	2
Engine Products | U.K.
Restructuring Cost and Reserve [Line Items]
Gain (loss) on disposition of assets		$ 1
Pension benefits
Restructuring Cost and Reserve [Line Items]
Pension and other post-retirement benefits - net settlement			$ 5
Pension benefits | Foreign Plan
Restructuring Cost and Reserve [Line Items]
Pension and other post-retirement benefits - net settlement	$ 89